Expense Example, No Redemption - Western Asset Inflation Indexed Plus Bond Fund	May 01, 2021 USD ($)
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	234
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	908
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	112
Expense Example, No Redemption, 5 Years	196
Expense Example, No Redemption, 10 Years	443
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	28
Expense Example, No Redemption, 3 Years	87
Expense Example, No Redemption, 5 Years	152
Expense Example, No Redemption, 10 Years	343
CLASS A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	489
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,200
CLASS C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,714
CLASS R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	1,293
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	620
Expense Example, No Redemption, 5 Years	1,123
Expense Example, No Redemption, 10 Years	$ 2,510